Schedule of Investments
Invesco Municipal Strategic Income ETF (IMSI)
July 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.16%
Alabama-1.73%
Black Belt Energy Gas District (The), Series 2022 C-1, RB(a)	5.25%	06/01/2029	$500	$ 531,356
Arizona-3.25%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2007, RB(a)(b)	4.10%	06/15/2028	500	506,869
Pima (County of), AZ Industrial Development Authority (American Leadership Academy) (The), Series 2022, Ref. RB(c)	4.00%	06/15/2031	500	491,136
				998,005
Arkansas-1.71%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(b)	5.70%	05/01/2053	500	525,937
California-10.31%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB(a)	5.00%	08/01/2029	1,000	1,056,064
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(b)(c)	5.00%	07/01/2038	500	548,573
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB(c)	6.25%	07/01/2054	500	527,202
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	502,361
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB(a)	5.00%	09/01/2030	500	534,614
				3,168,814
Colorado-1.61%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(c)	5.00%	12/01/2037	500	495,876
District of Columbia-1.72%
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB(b)	5.00%	10/01/2037	500	528,885
Florida-5.52%
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024 B-3, RB	4.13%	11/15/2029	200	200,575
Lee Memorial Health System, Series 2019 A-1, Ref. RB	4.00%	04/01/2037	1,000	1,002,943
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	492,824
				1,696,342
Illinois-8.05%
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	4.00%	01/01/2035	500	500,713
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	500,301
Chicago (City of), IL Board of Education, Series 2015 C, GO Bonds	5.25%	12/01/2035	500	501,200
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	445	448,271
Illinois (State of) Finance Authority (Uchicago Medicine), Series 2022 B-2, RB(a)	5.00%	08/15/2027	500	523,136
				2,473,621
Indiana-2.46%
Indiana (State of) Finance Authority (U.S. Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	502,242
Whiting (City of), IN (BP Products North America, Inc.), Series 2015, RB(a)(b)	4.40%	06/10/2031	250	252,563
				754,805
Iowa-1.71%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(a)	4.00%	12/01/2032	500	525,301
Kentucky-1.61%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	495,715
Maryland-3.29%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(b)	5.00%	11/12/2028	500	509,161
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	502,491
				1,011,652
Michigan-1.63%
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(a)(b)	4.00%	10/01/2026	500	501,834
See accompanying notes which are an integral part of this schedule.

Invesco Municipal Strategic Income ETF (IMSI)—(continued)
July 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-3.42%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	5.25%	06/15/2043	$500	$ 525,465
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB	5.00%	06/01/2033	500	525,380
				1,050,845
New York-7.72%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	772,242
New York Transportation Development Corp. (American Airlines, Inc.), Series 2021, Ref. RB(b)	3.00%	08/01/2031	500	472,371
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB(b)	6.00%	04/01/2035	1,000	1,129,059
				2,373,672
North Dakota-1.34%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	412,497
Ohio-0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	300	278,238
Oregon-2.53%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(b)	5.25%	07/01/2039	700	776,762
Pennsylvania-4.96%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	561,593
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	412,548
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(b)	5.50%	06/30/2038	500	550,913
				1,525,054
Puerto Rico-3.32%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	502,598
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(c)	5.00%	07/01/2028	500	518,127
				1,020,725
South Carolina-1.75%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB(a)	5.25%	08/01/2031	500	537,911
Texas-9.03%
Harris County Industrial Development Corp. (Energy Transfer L.P.), Series 2023, Ref. RB(a)	4.05%	06/01/2033	250	254,601
Houston (City of), TX, Series 2023 A, Ref. RB, (INS - AGM)(b)(d)	5.25%	07/01/2048	500	536,687
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB(b)	4.00%	07/15/2041	500	481,834
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	500	499,518
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)), Series 2022 B3, RB	4.25%	10/01/2026	500	499,872
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Series 2016, RB(b)	5.00%	12/31/2045	500	503,430
				2,775,942
Utah-1.53%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(c)	3.25%	03/01/2031	500	469,793
Virginia-6.63%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	500,445
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings OpCo, LLC), Series 2022, RB(b)	4.00%	07/01/2032	500	497,678
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB	5.38%	09/01/2029	1,000	1,039,573
				2,037,696
Washington-3.30%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	514,292
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	500,000
				1,014,292
See accompanying notes which are an integral part of this schedule.

Invesco Municipal Strategic Income ETF (IMSI)—(continued)
July 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-7.12%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2040	$500	$ 501,935
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	500	446,304
Wisconsin (State of) Public Finance Authority, Series 2024, RB(c)	5.50%	12/15/2028	1,000	1,004,053
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	235	237,678
				2,189,970
TOTAL INVESTMENTS IN SECURITIES(e)-98.16% (Cost $29,333,321)				30,171,540
OTHER ASSETS LESS LIABILITIES-1.84%				564,253
NET ASSETS-100.00%				$30,735,793

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $4,554,278, which represented 14.82% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2024, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.